CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue (including revenue from related parties of RMB411,010, RMB141,595 and RMB32,192 for the years ended December 31,2022, 2023 and 2024, respectively)	¥ 5,805,901	$ 795,405	¥ 4,895,633	¥ 3,434,620
Operating costs and expenses:
Sales and marketing (including expenses from related parties of RMB38, RMB24 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,196,429)	(163,910)	(656,603)	(573,974)
Origination, servicing and other operating costs (including costs from related parties of RMB350,311, RMB324,854 and RMB283,907 for the years ended December 31, 2022, 2023 and 2024, respectively)	(882,957)	(120,965)	(976,172)	(776,841)
Research and development(including expenses from related parties of RMB65,268, RMB52,468 and RMB252,802 for the years ended December 31, 2022, 2023 and 2024, respectively)	(411,876)	(56,427)	(148,754)	(151,924)
General and administrative (including expenses from related parties of RMB35,368, RMB19,567 and RMB27,339 for the years ended December 31, 2022, 2023 and 2024, respectively)	(274,673)	(37,629)	(231,135)	(271,794)
Allowance for contract assets, receivables and others	(523,622)	(71,736)	(261,152)	(166,722)
Provision for contingent liabilities	(869,280)	(119,091)	(27,035)	(21,501)
Total operating costs and expenses	(4,158,837)	(569,758)	(2,300,851)	(1,962,756)
Other income/(expenses):
Interest (expenses)/income, net	105,477	14,450	80,749	(26,302)
Fair value adjustments gain/(loss)	107,532	14,732	(50,171)	18,900
Other income, net (including expenses from related parties of nil, nil and RMB1,003 for the years ended December 31, 2022, 2023 and 2024, respectively)	1,848	253	20,000	30,921
Total other income, net	214,857	29,435	50,578	23,519
Income before provision for income taxes	1,861,921	255,082	2,645,360	1,495,383
Share of results of equity investees	(400)	(60)	0	0
Income tax expenses	(279,182)	(38,248)	(565,163)	(300,512)
Net income	¥ 1,582,299	$ 216,774	¥ 2,080,197	¥ 1,194,871
Basic net income per share | (per share)	¥ 9.1327	$ 1.2512	¥ 11.7692	¥ 6.8397
Weighted average number of ordinary shares outstanding, basic	173,256,348	173,256,348	176,749,706	174,695,959
Diluted net income per share | (per share)	¥ 9.0566	$ 1.2408	¥ 11.6415	¥ 6.8126
Weighted average number of ordinary shares outstanding, diluted	174,711,569	174,711,569	178,688,319	175,391,332